BORROWINGS (Details Narrative) - JPY (¥) ¥ in Thousands	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2025	Jan. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Weighted average interest rate on short-term borrowings	3.65%			3.63%
Other non-operating income (expenses)	¥ 358	¥ 332	¥ 192
Chief Executive Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued expenses and other current liabilities
Other non-operating income (expenses)		¥ 100
Line of Credit Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit facility, maximum amount					¥ 200,000
Line of Credit Agreement [Member] | Unused lines of Credit [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Unused line of credit	¥ 164,000			¥ 24,000